Share-based payments	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

26.	Share-based payments

The Company has two additional compensation plans for its executives: the Stock Option Plan ("Option Plan") and the Restricted Share Plan, both aiming to encourage and align the goals of the Company, managers and employees, and mitigate the risks to generate value for the Company from losing its executives, strengthening their commitment and productivity to long-term results.

26.1.	Stock option plan

The beneficiaries of the Company’s stock option plan are allowed to purchase shares at the price agreed on the grant date after three or four years from the grant date, provided that they maintain their employment relationship up to the end of this period.

The stock options vesting in three years become vested at 20% as from the first year, an additional 30% as from the second year, and the remaining 50% as from the third year. For stock option plans exercisable in 4 years, beneficiaries may exercise 20% in the first year, 20% in the second year, 30% in the third year and 30% in the fourth year.

All stock options may also be exercised within 10 years after the grant date. For stock options granted, the expected volatility of the options is based on the historical volatility of 252 working days of the Company’s shares traded on the B3.

Grant year	Grant date	Total options granted	Number of options outstanding	Exercise price of the option (in Reais)	Fair value at grant date (in Reais)	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
2012	October 19, 2012	778,912	189,324	12.81	5.32 (a)	52.25%	2.26%	9.00%	0.7
2013	May 13, 2013	802,296	211,663	12.76	6.54 (b)	46.91%	2.00%	7.50%	1.2
2014	August 12, 2014	653,130	197,661	11.31	7.98 (c)	52.66%	3.27%	11.00%	2.5
2015	August 11, 2015	1,930,844	541,160	9.35	3.37 (d)	55.57%	5.06%	13.35%	3.5
2016	June 30, 2016	5,742,732	2,626,473	2.62	1.24 (e)	98.20%	6.59%	14.25%	4.4
2017	August 8, 2017	947,767	497,638	8.44	7.91 (f)	80.62%	1.17%	11.25%	5.5
2018	May 24, 2018	718,764	470,544	20.18	12.68 (g)	55.58%	0.60%	6.50%	6.3
2019	December 11, 2019	1,749,223	1,470,356	25.40	12.10 (h)	61.98%	3.17%	9.00%	7.8
2020	July 30, 2020	760,986	614,535	20.57	14.44 (i)	71.37%	0.92%	6.24%	8.6
2021	July 28, 2021	658,189	613,307	21.05	14.44 (i)	74.34%	0.00%	8.85%	9.6
Total		14,742,843	7,432,661	12.90
(a)	The fair value is calculated by the average value from R$6.04, R$5.35 and R$4.56 for the respective vesting periods (2012, 2013 and 2014).
(b)	The fair value is calculated by the average value from R$7.34, R$6.58 and R$5.71 for the respective vesting periods (2013, 2014 and 2015).
(c)	The fair value is calculated by the average value from R$8.20, R$7.89 and R$7.85 for the respective vesting periods (2014, 2015 and 2016).
(d)	The fair value is calculated by the average value from R$3.61, R$3.30 and R$3.19 for the respective vesting periods (2015, 2016 and 2017).
(e)	In 2016, an additional grant of 900,000 shares referring to the 2016 plan was approved. The fair value was calculated by the average value from R$1.29, R$1.21 and R$1.22 for the respective vesting periods (2017, 2018 and 2019).
(f)	The fair value is calculated by the average value from R$8.12, R$7.88 and R$7.72 for the respective vesting periods (2017, 2018 and 2019).
(g)	The fair value is calculated by the average value from R$13.26, R$12.67 and R$12.11 for the respective vesting periods (2018, 2019 and 2020).
(h)	The fair value is calculated by the average value from R$12.90, R$12.32 and R$11.65 for the respective vesting periods (2019, 2020 and 2021).
(i)	The fair value is calculated by the average value from R$15.39, R$14.89, R$14.31 and R$13.64 for the respective vesting periods (2020, 2021, 2022 and 2023)

The price of the Company's share traded on B3 on December 31, 2021 was R$17.03 (R$24.94 on December 31, 2020).

The movement of stock options during the fiscal year ended December 31, 2021 is shown below:

	Number of stock options	Weighted average exercise price
Outstanding options on December 31, 2020	7,529,612	11.59
Options granted	658,189	21.05
Options exercised	(140,718)	6.96
Options canceled and adjustments in estimated prescribed rights	(614,422)	20.79
Outstanding options on December 31, 2021	7,432,661	12.90

Number of options exercisable on:
December 31, 2020	5,752,726	10.32
December 31, 2021	6,407,403	12.62

The expense recognized in income (expenses) for the fiscal year corresponding to the stock option plans for the fiscal year ended December 31, 2021 was R$11,482 (R$12,063 for the fiscal year ended December 31, 2020).

26.2.	Restricted stock plan

The Company's Restricted Share Plan was approved on October 19, 2012 at the Extraordinary Shareholders’ Meeting, and the first grants were approved at a meeting of the Board of Directors in the same year. The table below shows the plans that have transferable shares on December 31, 2021.

Grant year	Approval date	Total shares granted	Total vested shares	Average price at grant date
2016	June 30, 2016	4,007,081	-	2.62
2017	August 8, 2017	1,538,213	-	8.44
2018	May 24, 2018	773,463	-	20.18
2020	July 30, 2020	801,311	746,694	20.57
2021	April 30, 2021	858,068	799,556	21.05
Total	December 31, 2021	7,978,136	1,546,250

The movement in the restricted shares for the fiscal year ended December 31, 2021 is as follows:

Total restricted shares
Restricted shares outstanding on December 31, 2020	1,203,483
Shares transferred (*)	(595,976)
Restricted shares granted	858,068
Restricted shares cancelled and adjustments in estimated expired rights	80,675
Restricted shares outstanding on December 31, 2021	1,546,250
(*)	During the fiscal year ended December 31, 2021, the Company transferred 581,499 shares through equity instruments (treasury shares) and the remainder, equivalent to 14,477 shares, was duly settled.

The expense recognized in income (expenses) for the fiscal year corresponding to the stock option plans for the fiscal year ended December 31, 2021 was R$9,469 (R$8,976 for the fiscal year ended December 31, 2020).